Expense Example, No Redemption {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2025 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 659
3 Years	837
5 Years	1,029
10 Years	1,586
Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Class C
Expense Example, No Redemption:
1 Year	165
3 Years	511
5 Years	881
10 Years	1,721
Class I
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	774
Class Z
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	$ 677